Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of treasury shares [line items]
At January 1	€ 273	€ 181
At December 31	€ 676	€ 273	€ 181
Aegon N. V. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	70,958	52,686	65,540
At December 31	145,821	70,958	52,686
At January 1	€ 262	€ 171	€ 269
At December 31	€ 662	€ 262	€ 171
Aegon N. V. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	30,589	12,884	25,310
At December 31	51,763	30,589	12,884
At January 1	€ 3	€ 1	€ 3
At December 31	€ 6	€ 3	€ 1
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares			(9,491)
Shares withdrawn: transactions, average price, Amount			€ (43)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares			(13,227)
Shares withdrawn: transactions, average price, Amount			€ (2)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		22,643
Purchase: transactions, average price, Amount		€ 2
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(2,154)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 0.08 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			2,956
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(4,445)
Sale: transactions, price average, Amount			€ (20)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 4.13 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(22,947)
Sale: transactions, price average, Amount			€ (95)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			24,029
Purchase: transactions, average price, Amount			€ 59
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price 3.90 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,139)
Sale: transactions, price average, Amount		€ (16)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(2,466)
Shares withdrawn: transactions, average price, Amount		€ (10)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(15,274)
Sale: transactions, price average, Amount		€ (59)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		35,933
Purchase: transactions, average price, Amount		€ 133
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		21,532
Purchase: transactions, average price, Amount		€ 96
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(1,983)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction average price 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(2,956)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 3.02 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(17,314)
Sale: transactions, price average, Amount		€ (52)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 0.12 | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	43,817
Purchase: transactions, average price, Amount	€ 5
Aegon N. V. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(22,643)
Shares withdrawn: transactions, average price, Amount	€ (2)
Aegon N. V. and subsidiaries [member] | Purchase: 3 transactions, average price EUR 4.58 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	65,921
Purchase: transactions, average price, Amount	€ 302
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.49 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	29,833
Purchase: transactions, average price, Amount	€ 134
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 3.91 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(21,365)
Sale: transactions, price average, Amount	€ (84)
Aegon N. V. and subsidiaries [member] | Share withdrawn: 1 transaction, average price EUR 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(10,665)
Shares withdrawn: transactions, average price, Amount	€ (39)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,364
Purchase: transactions, average price, Amount	€ 107
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 3.12 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(18,676)
Sale: transactions, price average, Amount	€ (58)
Aegon N. V. and subsidiaries [member] | Sale: 3 transactions, average price EUR 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,708)
Sale: transactions, price average, Amount	€ (12)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.92 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	10,158
Purchase: transactions, average price, Amount	€ 50
Aegon N.V [member]
Disclosure of treasury shares [line items]
At January 1	102,369
At December 31	198,369	102,369
At January 1	€ 273
At December 31	€ 676	€ 273
Aegon N.V [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	70,958	52,686
At December 31	145,821	70,958	52,686
At January 1	€ 262	€ 171
At December 31	€ 662	€ 262	€ 171
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	30,589	12,884
At December 31	51,763	30,589	12,884
At January 1	€ 3	€ 1
At December 31	€ 6	€ 3	€ 1
Aegon N.V [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		22,643
Purchase: transactions, average price, Amount		€ 2
Aegon N.V [member] | Sale: transactions, average price 3.90 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,139)
Sale: transactions, price average, Amount		€ (16)
Aegon N.V [member] | Shares withdrawn: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(2,466)
Shares withdrawn: transactions, average price, Amount		€ (10)
Aegon N.V [member] | Sale: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(15,274)
Sale: transactions, price average, Amount		€ (59)
Aegon N.V [member] | Purchase: 1 transaction average price 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		35,933
Purchase: transactions, average price, Amount		€ 133
Aegon N.V [member] | Purchase: 1 transaction average price 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		21,532
Purchase: transactions, average price, Amount		€ 96
Aegon N.V [member] | Sale: 1 transaction, average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(1,983)
Aegon N.V [member] | Shares withdrawn: 1 transaction average price 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(2,956)
Aegon N.V [member] | Sale: 1 transaction, average price 3.02 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(17,314)
Sale: transactions, price average, Amount		€ (52)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 0.12 | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	43,817
Purchase: transactions, average price, Amount	€ 5
Aegon N.V [member] | Share withdrawn: 1 transaction, average price EUR 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(22,643)
Shares withdrawn: transactions, average price, Amount	€ (2)
Aegon N.V [member] | Purchase: 3 transactions, average price EUR 4.58 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	65,921
Purchase: transactions, average price, Amount	€ 302
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 4.49 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	29,833
Purchase: transactions, average price, Amount	€ 134
Aegon N.V [member] | Sale: 1 transaction, average price EUR 3.91 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(21,365)
Sale: transactions, price average, Amount	€ (84)
Aegon N.V [member] | Share withdrawn: 1 transaction, average price EUR 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares	(10,665)
Shares withdrawn: transactions, average price, Amount	€ (39)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 4.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,364
Purchase: transactions, average price, Amount	€ 107
Aegon N.V [member] | Sale: 1 transaction, average price EUR 3.12 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(18,676)
Sale: transactions, price average, Amount	€ (58)
Aegon N.V [member] | Sale: 3 transactions, average price EUR 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,708)
Sale: transactions, price average, Amount	€ (12)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 4.92 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	10,158
Purchase: transactions, average price, Amount	€ 50